Share-Based Compensation	12 Months Ended
Dec. 31, 2012
Share-Based Compensation

12. SHARE-BASED COMPENSATION

In February 2007, the Group adopted the 2007 Global Share Plan which allows the Group to offer incentive awards to employees, officers, directors and consultants or advisors (the “Participants”). Under the 2007 Global Share Plan, the Group may issue incentive awards to the Participants to purchase not more than 10,000,000 ordinary shares. In June 2007, the Group adopted the 2008 Global Share Plan which allows the Group to offer incentive awards to Participants. Under the 2008 Global Share Plan, the Group may issue incentive awards to purchase up to 3,000,000 ordinary shares. In October 2008, the Group increased the maximum number of incentive awards available under the 2008 Global Share Plan to 7,000,000. In September 2009, the Group adopted 2009 Share Incentive Plan which allows the Group to offer incentive awards to Participants. Under the 2009 Share Incentive Plan, the Group may issue incentive awards to purchase up to 3,000,000 ordinary shares. In July 2010, the Group increased the maximum number of incentive awards available under 2009 Share Incentive Plan to 15,000,000. The 2007 and 2008 Global Share Plans and 2009 Share Incentive Plan (collectively, the “Incentive Award Plans”) contain the same terms and conditions. All incentive awards granted under the Incentive Award Plans have a maximum life of ten years and vest 50% on the second anniversary of the stated vesting commencement date with the remaining 50% vesting ratably over the following two years. As of December 31, 2012, the Group had granted 24,743,043 options and 3,182,466 nonvested restricted stocks.

Share options

In July 2012, the Group granted 1,475,366 option to executive officers that will vest 50% on the second anniversary of the stated vesting commencement date with the remaining 50% vesting ratably over the following two years and will become exercisable if the Group satisfies certain performance conditions for the three-year period ending December 31, 2014. The number of underlying shares that may become exercisable will range from 0% to 200% depending upon whether the performance conditions are achieved and, if achieved, to what level. The Group recognizes compensation expenses for the awards with performance conditions based upon the Group’s judgment of likely future performance and may be adjusted in future periods depending on actual performance.

The weighted-average grant date fair value for options granted during the years ended December 31, 2010, 2011 and 2012 was RMB12.99 (US$1.96), RMB14.37 (US$2.23) and RMB8.52 (US$1.35), respectively, computed using the binomial option pricing model. The binomial model requires the input of subjective assumptions including the expected stock price volatility and the expected price multiple at which employees are likely to exercise stock options. The Group uses historical data to estimate forfeiture rate. Expected volatilities are based on the average volatility of the Group and comparable companies. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

The fair value of stock options was estimated using the following significant assumptions:

	2010	2011	2012
Suboptimal exercise factor	2.5 to 4.24	3.83 to 8.93	7.45 to 7.66
Risk-free interest rate	3.58 to 4.50%	1.88 to 2.66%	0.81 to 1.19%
Volatility	45.36 to 51.42%	50.61 to 50.69%	51.35 to 51.89%
Dividend yield	—	—	—
Life of option	10 years	6 years	6 years

The following table summarized the Group’s share option activity under the option plans:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		US$	Years	US$’000
Share options outstanding at January 1, 2012	9,773,842	1.84
Granted	2,838,795	2.80
Forfeited	(917,940)	3.55
Exercised	(1,889,872)	1.53

Share options outstanding at December 31, 2012	9,804,825	2.02	5.95	22,042

Share options vested or expected to vest at December 31, 2012	9,302,216	2.00	5.92	21,057

Share options exercisable at December 31, 2012	5,676,003	1.59	6.03	15,144

As of December 31, 2012, there was RMB31,401 in total unrecognized compensation expense related to unvested share-based compensation arrangements, which is expected to be recognized over a weighted-average period of 2.76 years.

During the years ended December 31, 2010, 2011 and 2012, 7,842,341, 1,452,468 and 1,889,872 options were exercised having an aggregate intrinsic value of RMB11,271, RMB37,700 and RMB 32,562, respectively.

Nonvested restricted stock

The fair value of nonvested restricted stock with service conditions or performance conditions is based on the fair market value of the underlying ordinary shares on the date of grant.

In July 2012, the Group granted 1,059,977 nonvested restricted stocks to executive officers which will become exercisable if the Group satisfies certain performance conditions for the three-year period ending December 31, 2014, and 213,209 nonvested restricted stocks to executive officers which will become exercisable if the Group satisfies certain market condition for the three-year period ending December 31, 2014. These awards vest 50% on the second anniversary of the stated vesting commencement date with the remaining 50% vesting ratably over the following two years. The number of underlying shares that may become exercisable will range from 0% to 200% depending upon whether the performance conditions and market condition are achieved and, if achieved, to what level. The Group recognizes compensation expense for the awards with performance conditions based upon the Group’s judgment of likely future performance and may be adjusted in future periods depending on actual performance. The Group estimated the grant date fair value of the awards with market conditions using a Monte Carlo simulation. Compensation expenses for the awards with market conditions are recognized during the requisite service period, even if the market condition is never satisfied. The significant assumptions of the Monte Carlo simulation are the following:

2012
Expected dividends	—
Risk-free interest rate	0.29%
Expected volatility	48.41%

The following table summarized the Group’s nonvested restricted stock activity in 2012.

	Number of restricted stocks	Weighted average grant date fair value
		US$
Nonvested restricted stocks outstanding at January 1, 2012	571,825	4.17
Granted	2,554,405	2.92
Forfeited	(92,188)	4.07

Nonvested restricted stocks outstanding at December 31, 2012	3,034,042	3.12

As of December 31, 2012, there was RMB45,160 in unrecognized compensation cost, net of estimated forfeitures, related to unvested restricted stocks, which is expected to be recognized over a weighted-average period of 3.31 years.

The total fair value of nonvested restricted stocks vested in 2012 was nil.